Intangible assets (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangibles assets

The Company’s intangible assets consisted of the following:

	Estimated useful life	September 30, 2017	June 30, 2017
Patents	15 years	$146,918	$135,291
Customer relationships	14 years	81,773	81,773
Less: Accumulated amortization		(16,012)	(12,097)
Subtotal		212,679	204,967
Trademarks		1,560	1,560
Intangible assets, net		$214,239	$206,527

The Company’s intangible assets consisted of the following:

	Estimated useful life	June 30, 2017	June 30, 2016
Patents	15 years	$135,291	$74,562
Customer relationships	14 years	81,773	—
Less: Accumulated amortization		(12,097)	(4,889)
Subtotal		204,967	69,673
Trademarks	—	1,560	1,560
Intangible assets, net		$206,527	$71,233

Schedule of estimated future annual amortization expense

The following table outlines estimated future annual amortization expense for the next five years and thereafter:

September 30,
2018	$15,586
2019	15,586
2020	15,586
2021	15,586
2022	15,586
Thereafter	134,749
$212,679

The following table outlines estimated future annual amortization expense for the next five years and thereafter:

June 30,
2018	$14,811
2019	14,811
2020	14,811
2021	14,811
2022	14,811
Thereafter	130,912
Total	$204,967